Document and Entity Information	Aug. 13, 2019
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 13, 2019
Amendment Flag	false
Entity Central Index Key	0000910606
Entity Registrant Name	REGENCY CENTERS CORP
Entity Incorporation, State or Country Code	FL
Entity File Number	1-12298
Entity Tax Identification Number	59-3191743
Entity Address, Address Line One	One Independent Drive
Entity Address, Address Line Two	Suite 114
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32202
City Area Code	(904)
Local Phone Number	598-7000
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	REG
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Partnership Interest [Member]
Document Information [Line Items]
Entity Registrant Name	REGENCY CENTERS LP
Entity Incorporation, State or Country Code	DE
Entity File Number	0-24763
Entity Tax Identification Number	59-3429602
Entity Address, Address Line One	One Independent Drive
Entity Address, Address Line Two	Suite 114
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32202
City Area Code	(904)
Local Phone Number	598-7000